Subsidiaries - subsidiaries with material NCI (Details) $ in Thousands, € in Millions			12 Months Ended
	Aug. 10, 2017 USD ($)	Aug. 09, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 29, 2016 USD ($)	Jun. 24, 2016 EUR (€)
Subsidiaries
Profit (loss) attributable to the non-controlling interests			$ (53,256)	$ (60,196)	$ (31,088)
Accumulated non-controlling interests			1,488,302	1,252,553	460,399
Additional capital injection from NCI			294,000	831,254	132,082
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Subsidiaries
Cash Contribution to Registered Capital	$ 900,000
Percentage of ownership interest in joint venture	32.00%	26.50%
E Town Capital
Subsidiaries
Cash Contribution to Registered Capital	$ 276,000
Percentage of ownership interest in joint venture	5.75%
Subsidiaries with material non-controlling interests
Subsidiaries
Profit (loss) attributable to the non-controlling interests			(44,009)	(59,413)	(30,673)
Accumulated non-controlling interests			$ 1,449,249	$ 1,206,161	$ 451,067
Semiconductor Manufacturing North China (Beijing) Corporation ("SMNC")
Subsidiaries
Cash Contribution to Registered Capital	$ 1,224,000
Proportion of voting power held by the Company (as a percent)	51.00%		51.00%
Proportion of ownership interests and voting rights held by non-controlling interests (as a percent)			49.00%	49.00%	45.00%
Profit (loss) attributable to the non-controlling interests			$ (39,113)	$ (55,868)	$ (25,596)
Accumulated non-controlling interests			1,324,590	1,069,703	371,446
Additional capital injection from NCI			$ 294,000	$ 754,100	$ 61,200
SJ Semiconductor Corporation
Subsidiaries
Proportion of voting power held by the Company (as a percent)			56.045%
Proportion of ownership interests and voting rights held by non-controlling interests (as a percent)			44.00%	44.00%	44.70%
Profit (loss) attributable to the non-controlling interests			$ (4,896)	$ (3,545)	$ (5,077)
Accumulated non-controlling interests			$ 124,659	136,458	79,621
Additional capital injection from NCI				$ 60,000	$ 60,000
LFoundry S.r.l. ("LFoundry")
Subsidiaries
Percentage of equity interests acquired						70.00%	70.00%
Goodwill						$ 3,933
Acquisition consideration						$ 54,366	€ 49.0